Net exchange rate gains/(losses) - Schedule of Net Exchange Rate Gains (Losses) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net exchange rate gains losses [abstract]
Net realised gains/(losses) on derivative instruments	€ (737)	€ (906)	€ 1,912
Net realised gains/(losses) on trade receivables and payables	1,600	3,353	445
Total net realised gains (a)	863	2,447	2,357
Net unrealised gains/(losses) on derivative instruments	(638)	(57)	943
Net unrealised gains/(losses) on trade receivables and payables	(531)	(5,437)	(48)
Net unrealised gains/(losses) on non-monetary assets	(2,034)	(867)	(2,219)
Total net unrealised losses (b)	(3,203)	(6,361)	(1,324)
Total realised and unrealised exchange rate gains/(losses) (a+b)	€ (2,340)	€ (3,914)	€ 1,033